Consolidated Statements Of Changes In Equity - USD ($) shares in Thousands, $ in Millions	Total	Common shares [member]	Exeter Resource Corporation [member]	Exeter Resource Corporation [member] Common shares [member]	Kaminak Gold Corporation [member]	Kaminak Gold Corporation [member] Common shares [member]	Stock options and restricted share units [member]	Stock options and restricted share units [member] Exeter Resource Corporation [member]	Accumulated other comprehensive income [member]	Deficit [member]	Deficit [member] Exeter Resource Corporation [member]
Beginning balance at Dec. 31, 2015	$ 12,848	$ 17,276					$ 328		$ (6)	$ (4,750)
Beginning balance, shares at Dec. 31, 2015		830,337
Total comprehensive income
Net earnings	162									162
Other comprehensive income	47								47
Comprehensive income (loss)	209								47	162
Shares issued pursuant to acquisition					$ 400	$ 400
Shares issued pursuant to acquisition, shares						20,997
Stock options exercised and restricted share units vested	3	$ 52					(49)
Stock options and warrants exercised, and restricted share units issued and vested, shares		2,158
Share-based compensation	52						52
Dividends	(97)	$ 5								(102)
Dividends, shares		320
Ending balance at Dec. 31, 2016	13,415	$ 17,733					331		41	(4,690)
Ending balance, shares at Dec. 31, 2016		853,812
Total comprehensive income
Net earnings	658									658
Other comprehensive income	(18)								(18)
Comprehensive income (loss)	640								(18)	658
Shares issued pursuant to acquisition			$ 160	$ 156				$ 2			$ 2
Shares issued pursuant to acquisition, shares				11,261
Stock options exercised and restricted share units vested	1	$ 33					(32)
Stock options and warrants exercised, and restricted share units issued and vested, shares		1,647
Share-based compensation	30						30
Dividends	(62)	$ 8								(70)
Dividends, shares		626
Ending balance at Dec. 31, 2017	$ 14,184	$ 17,930					$ 331		$ 23	$ (4,100)
Ending balance, shares at Dec. 31, 2017		867,346